Earnings (Loss) Per Share	12 Months Ended
Feb. 29, 2020
Earnings Per Share [Abstract]
Earnings (Loss) Per Share
12.	EARNINGS (LOSS) PER SHARE

Net earnings (loss) per share was computed by dividing net income (loss) attributable to ordinary shareholders by the weighted average number of ordinary shares outstanding for the years ended February 28, 2018, 2019 and February 29, 2020:

	For the year ended
	February 28,	February 28,	February 29,
	2018	2019	2020
	RMB	RMB	RMB	USD
Net income (loss) attributable to ordinary shareholders	44,373	(601)	(109,493)	(15,663)
Less: Amounts allocated to convertible redeemable preferred shares for participating rights to dividends	7,768	—	—	—
Net income (loss) attributable to ordinary shareholders-basic and diluted	36,605	(601)	(109,493)	(15,663)
Weighted average number of ordinary shares outstanding-basic	17,057,056	24,053,492	23,668,916	23,668,916
Plus: share options	1,467,588	—	—	—
Weighted average number of ordinary shares outstanding-diluted	18,524,644	24,053,492	23,668,916	23,668,916
Basic net income (loss) per share	2.15	(0.02)	(4.63)	(0.66)
Diluted net income (loss) per share	1.98	(0.02)	(4.63)	(0.66)

Diluted earnings per share were computed using the if-converted method as it is more dilutive than the two-class method.

On November 8, 2017, all the redeemable convertible preferred shares have been converted to ordinary shares. These ordinary shares were included in the denominator in the computation of basic and diluted earnings per share for the years ended on February 28, 2019 and February 29, 2020. As of February 28, 2018, 2019 and February 29, 2020, diluted net income (loss) per share does not include the following instruments as their inclusion would be antidilutive:

	For the year ended
	February 28,	February 28,	February 29,
	2018	2019	2020
Share options	—	3,400,559	3,490,109